Long-term investment	12 Months Ended
Dec. 31, 2017
Long-term Investments [Abstract]
Long Term Investment [Text Block]
7.	Long-term investment

As of December 31, 2016 and 2017, the long-term investment consisted of the following:

	Initial Cost	Ownership	December 31, 2016
	US$		US$
Cost method investee
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648
Equity method investee
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	7,555,911

Total			7,797,559

	Initial Cost	Ownership	December 31, 2017
	US$		US$
Cost method investee
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	738,073
Equity method investee
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership)	8,118,800	n/a	8,118,800
Zhengzhou Xinci Health Service Co. Ltd.	1,290,135	60%	1,202,661
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	413,210,492	49%	412,593,226
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	8,207,136
Chengdu Xinyuan Renju Enterprise management Co., Ltd.	765,205	10%	765,205
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	30,608,185
Wuhu Penghua Tenth Investment Center (Limited Partnership)	367,298,216	n/a	367,298,216
Total			829,773,150

On October 21, 2013, the Group acquired a 51% equity interest in Shaanxi Zhongmao. The Group and the other remaining shareholder exercises joint control over Shaanxi Zhongmao. The purpose of the joint venture is to undertake residential property development projects in Xi’an, Shaanxi Province. On February 23, 2016, upon the amendment of the articles of association, the Company obtained control over Shaanxi Zhongmao, which was previously accounted for as equity method investee (Note 8).

As of December 31, 2016 and 2017, the Group has a 1.85% investment in Zhengzhou Lianhe Real Estate Co., Ltd. The Group does not exercise significant influence over Zhengzhou Lianhe Real Estate Co., Ltd. and therefore, the Group accounts for the investment under the cost method. Investment income is recognized by the Group when the investee declares a dividend and the Group believes it is collectible.

On January 11, 2016, the Group together with two other entities established a joint venture called Shenzhen Zhong An Financial Lease Co., Ltd. (“Shenzhen Zhong An”), in which the Group holds a 25% equity interest. The purpose of the joint venture is to undertake financial lease businesses. For the year ended December 31, 2017, dividend received amounted to US$137,737 (2015: nil; 2016: nil).

On November 3, 2016, the Company together with two third parties established Zhengzhou Xinci Health Service Co., Ltd. (“Zhengzhou Xinci”) to provide health service in Zhengzhou, in which the Company holds a 60% equity interest and injected capital amounted US$1,290,135 in 2017. Based on the articles of association, Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over Zhengzhou Xinci’s operation and financial decisions and accounted for it as an equity method investment.

On January 9, 2017, the Company set up a limited partnership, Shenzhen Qianhai Jingjie City Renewal Investment Partnership (“Shenzhen Qianhai”), with third parties and made a capital injection of US$8,118,800. Shenzhen Qianhai will focus on investment in real estate renewal projects in Shenzhen city. The Company has significant influence over Shenzhen Qianhai operating and financial decisions and accounted for it as an equity method investment.

On January 18, 2017, the Group acquired 51% equity interest in Zhengzhou Hangmei. Zhengzhou Hangmei, a consolidated subsidiary, holds a 3.75% equity interest of Zhengzhou Taike Real Estate Co., Ltd. amounting to US$738,073. The Group does not exercise significant influence over Zhengzhou Taike Real Estate Co., Ltd. and therefore, the Group accounted for the investment under the cost method. Investment income is recognized by the Group when the investee declares a dividend and the Group believes it is collectible.

On April 19, 2017, the Company signed an agreement to acquire up to 70% equity interest of Qingdao Huiji Zhihui City Industrial Development Co., Ltd. (“Qingdao Huiju”), which is developing a real estate project in Qingdao city from Beijing Huiju Technology Industry Development Co., Ltd., a non-affiliated company for a consideration of US$505 million. As of December 31, 2017, US$413,210,492 had been paid in exchange for 49% equity interest that has been transferred to the Company. Based on the articles of association, the Company cannot exercise control of Qingdao Huiju until it acquires the entire 70% equity interest, but has the ability to exercise significant influence over Qingdao Huiju’s operating and financial decisions and accounted for it as an equity method investment.

On September 4, 2017, the Company with two non-affiliated companies, established a limited partnership, Wuhu Penghong Investment Center (Limited Partnership) (“Wuhu Penghong”), in which the Company and the other two partners each invested US$30.6 million, US$91.8 million and US$3.1 million in cash, respectively. The other two partners hold substantive participating rights whereas the Company only exercises significant influence, and therefore, accounted for its investment in Wuhu Penghong under the equity method. On September 8, 2017, Wuhu Penghong acquired 90.57% equity interest of Guangzhou Huanglong Information Technology Co., Ltd. (“Guangzhou Huanglong”) for a total cash consideration of US$19.7 million.

On December 27, 2017, the Company with a non-affiliated company, established a limited partnership, called Wuhu Penghua Tenth Investment Center (Limited Partnership) (“Wuhu Penghua”), where the Company and the other partner invested US$367.3 million and US$153.0 million in cash, respectively. The other partner holds substantive participating rights whereas the Company only exercises significant influence, and therefore, accounted for its investment in Wuhu Penghua under the equity method. In December 2017, Wuhu Penghua and the Company made capital contributions amounting to US$6.9 million and US$0.8 million, representing a 90% and 10% equity interest in Chengdu Xinyuan Renju Enterprise Management Co., Ltd. (“Chengdu Renju”), respectively. The Company exercises significant influence and accounted for its investment in Chengdu Renju using equity method.

As of December 31, 2017, the Group’s investment in the investees in the aggregate exceeded its proportionate share of the net assets of the equity method investee by nil (December 31, 2016: nil). This difference, if any, represents equity method goodwill and therefore, is not amortized. For the year ended December 31, 2017, the Group recognized investment loss amounting to US$1,710,070 (2015: gain of US$2,234,635; 2016: loss of US$324,612). As of December 31, 2016 and 2017, management noted no indicators of impairment related to these investments.

Summarized financial information of the major equity method investees is presented is as follows:

December 31, 2017
US$
( in thousands)

Current assets	1,239,060
Noncurrent assets	563,759
Current liabilities	561,064
Non-current liabilities	517,004
Gross revenue	12,759
Gross profit	5,621
Loss from continuing operations	(622)
Net loss	(898)

As described above, substantially all of the investees became equity method investees of the Company only during the year ended December 31, 2017. Therefore, the above summarized financial information represents the operating performance and financial position of the investees since they became equity method investees of the Group.